Segment reporting	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of the company’s segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the table below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2024 and 2023, except for segment assets
(non-current)
with comparatives at 31 December 2023.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Volume	44	47	74	72	76	76	45	43	46	50	-	-	286	288
Revenue	7 457	7 926	8 574	7 573	6 018	5 849	4 228	4 070	3 383	3 679	221	236	29 880	29 333
Profit from operations	2 097	2 131	3 339	2 781	1 302	1 241	774	618	846	944	(929)	(749)	7 428	6 965
Net finance income/(expense)													(2 887)	(3 223)
Share of results of associates													137	105
Exceptional share of results of associates													104	-
Income tax expense													(1 546)	(1 192)
Profit													3 236	2 655

Segment assets (non-current)	62 689	62 931	69 816	74 160	14 047	14 791	28 776	29 302	11 391	11 980	2 975	2 808	189 694	195 973
Gross capex	193	216	596	561	334	402	268	393	171	246	174	288	1 735	2 107
For the
six-month
period ended 30 June 2024, net revenue from the beer business amounted to 26 362m US dollar (30 June 2023: 26 071m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 3 518m US dollar (30 June 2023: 3 262m US dollar).